TAXATION - Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Normal taxation	$ 231	$ 248	$ 562
Prior year under (over) provision	36	0	2
Deferred taxation
Change in statutory tax rate	0	2	0
Income tax expense	173	312	625	[1]
South Africa #
Major components of tax expense (income) [abstract]
Normal taxation	1	0	1
Prior year under (over) provision	1	(1)	0
Deferred taxation
Temporary differences	0	0	74
Income tax expense	2	(1)	75
Foreign taxation
Major components of tax expense (income) [abstract]
Normal taxation	198	252	553
Prior year under (over) provision	31	(3)	8
Deferred taxation
Temporary differences	(7)	52	9
Prior year under (over) provision	4	4	(6)
Impairment and disposal of tangible assets	(58)	0	0
Change in estimate	3	6	(14)
Change in statutory tax rate	0	2	0
Income tax expense	$ 171	$ 313	$ 550

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.